Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                     Financial Statements for the Year Ended
                                December 31, 1997


                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust

February 23, 1998

Dear Standish, Ayer & Wood Investment Trust Shareholder:

I am writing to provide you with a review of developments at Standish, Ayer & Wood as they relate to the activities of the Investment Trust.

Investment returns were generally quite favorable during 1997. U.S. large capitalization stocks as measured by the Standard & Poor's 500 Index registered a return in 1997 of more than 33%, bringing the five-year annual average returns for that Index to over 20%. During the last year, both U.S. bonds as reflected in the Lehman Aggregate Index and hedged international bonds as reported by the J.P. Morgan Non-U.S.Hedged Index recorded returns in the vicinity of 10-11%. It has generally been an exceedingly favorable period for investors.

Standish, Ayer & Wood has also had a successful year. Our assets under management grew from $30.6 billion at the beginning of the year to about $39.3 billion at the end of 1997. This growth reflected new assets under management, market appreciation, and the absence of any significant turnover of existing clients. The Standish Funds grew from $4.2 billion to $5.7 billion during the year. We were particularly pleased that 75% of the mutual fund purchases during the year represented additions from our existing clients.

We have also grown significantly as an enterprise. At the end of 1997, our organization had 232 employees versus 213 at the beginning of the year. Our 82 investment officers have average experience of 16 years. Of the 82 officers, 46 hold advanced degrees (typically an MBA) and 55 have some advanced professional accreditation (virtually all Chartered Financial Analysts).

While the corporate structure remains unchanged, a number of important developments among new directors took place during the year. In March 1997, Jim Sweeney elected to take early retirement. In November, Tom Sorbo joined Standish as a shareholder/director in order to head up our marketing and sales activities. Tom had previously served with distinction at Travelers and Stein, Roe & Farnham.

Four other changes in our shareholders and directors were effective at the end of 1997. Walter Cabot reached the age at which he must step down as a shareholder, but we are pleased that he will continue as our Senior Advisor. We elected three new shareholder/directors, namely Chuck Cook of our international fixed income team, Joe Corrado as director of equity research, and Mike Thompson, one of the senior members of our insurance company investment management effort. We also elected six new associate directors, eighteen new vice presidents, and twelve new assistant vice presidents.

During 1997 we introduced a number of new products including "diversified income" portfolios that combine higher yielding domestic bonds, emerging market bonds, and higher grade international bonds. By the end of the year, we managed a number of separate accounts as well as the Standish Diversified Income Fund with assets of about $27 million. We have also developed a growth equity strategy and a global small cap discipline to complement the highly successful start up on our international small cap style. Some of the disciplines we introduced in 1996, such as duration neutral bonds and Small Cap Equity Fund II, continue to be successful.

As we look ahead, there are ample numbers of challenges for investors and investment managers. We believe that we have a good understanding of what has produced our past business and investment success and a clear vision of our future. We consider that we have a set of competitive advantages that includes:

     o A long history of stability of ownership, personnel, investment philosophy, and clientele.

     o Critical mass to enable us to provide risk control, compliance, technology, and deep investment research.

     o An exclusive focus on investment management and a dedication to serving our existing clients.

     o A team effort which ensures our clients are receiving not just the work of one individual but the benefits of Standish as an organization.

     o Well-defined and disciplined investment philosophies which have historically added reasonably consistent increments of return.

     o    A dedication to in-depth communication with our clients.

We remain confident that we have the people, resources, investment technology, and organizational stability to succeed. We are working hard to fulfill your expectations in the years ahead, and we are optimistic that we can achieve our mutual objectives.

Sincerely yours,


/s/ Ted Ladd

Edward H. Ladd
Chairman
Standish, Ayer & Wood, Inc.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                              Management Discussion

Foreign bond markets posted high, positive returns on average during the year with the J.P. Morgan Hedged Non-U.S. Government Bond index returning 11.32%. We are pleased to report that for the year, the Standish International Fixed Income Fund returned 11.86%, 54 basis points more than our benchmark index.

Economic conditions varied significantly across markets in 1997. The U.S. economy was robust in its seventh consecutive year of expansion, growth in Europe gained momentum from a very weak base, and the Japanese economy stagnated. However, inflation performance across countries was uniformly good and bond yields fell as a result. Expectations that the Asian currency crisis would reduce global growth also benefited bonds in the second half of the year and sparked a flight into the highest quality securities, U. S. Treasuries.

The U.K. market produced the highest returns in currency hedged terms during the year. Despite relatively high growth in the U.K., bonds reacted positively to the decision of the new Labour government to grant the central bank greater autonomy. The Italian market also performed well: declining inflation and dramatic improvement in the budget deficit improved Italy's chances of being included in the first round of European Monetary Union. Japan, Australia, Canada, and Denmark also produced better returns than the index during the year. Japanese bond yields declined to the lowest level of any market this century in response to their ongoing economic malaise. Core European markets underperformed the index for the year. Despite excellent inflation performance, relatively strong growth and expectations of higher interest rates dampened the enthusiasm for bonds in these markets. The relative strength of the U.S. economy and a flight to quality due to the Asian crisis, caused the U.S. dollar to appreciate more than 12% versus the currencies in the index.

During the year the Fund benefited from our overweighted positions in the U.K. and Australia, duration modestly longer than the index, and our use of currency options to increase our exposure to U.S. dollars, particularly relative to the Japanese yen. Overweighted positions in Germany and New Zealand detracted from performance during the year as did our underweight position in Japan. We had a small position in emerging market securities that underperformed late in the year. However, we successfully hedged a significant portion of our risk in those markets by establishing a modest short position in the Korean won.

We appreciate your support during 1997. We are working diligently in the new year to achieve our goal of consistent and superior risk adjusted returns. We welcome your comments and suggestions and look forward to serving you in 1998.

Sincerely,


/s/ W. Charles Cook           /s/ Richard S. Wood

W. Charles Cook               Richard S. Wood

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

 Comparison of Change in Value of $100,000 Investment in Standish International Fixed Income Fund, the J.P. Morgan Non-U.S. Government Hedged Bond Index, and
                           the Lehman Aggregate Index

                               [GRAPHIC OMITTED]

[The following table was originally a mountain graph in the printed materials.]

                               Standish                  J.P. Morgan
                               International  Lehman     Non-U.S.
                               Fixed Income   Aggregate  Govt. Hedged
                               Fund           Index      Bond Index
                               ----           -----      ----------
Inception 1/2/91               100000         100000     100000
          1/31/91              102350         101240     101900
          2/28/91              102900         102101     103459
          3/31/91              97100          102805     103625
          4/30/91              97604          103915     104381
          5/31/91              97654          104518     105185
          6/30/91              95387          104466     104406
          7/31/91              97352          105918     105002
          8/31/91              99569          108206     106587
          9/30/91              104910         110402     108143
          10/31/91             106019         111628     108998
          11/30/91             107430         112655     109096
          12/31/91             115083         116001     110896
          1/31/92              112787         114423     111938
          2/29/92              113622         115167     112308
          3/31/92              112293         114522     111499
          4/30/92              114469         115346     111978
          5/31/92              118130         117526     113009
          6/30/92              122906         119148     112850
          7/31/92              124687         121579     112489
          8/31/92              129920         122807     112512
          9/30/92              128194         124268     114064
          10/31/92             125659         122615     116380
          11/30/92             124336         122640     116205
          12/31/92             124391         124590     117518
          1/31/93              126034         126982     118588
          2/28/93              128909         129204     120734
          3/31/93              132077         129747     120807
          4/30/93              134223         130655     120819
          5/31/93              135892         130825     121495
          6/30/93              139230         133193     123974
          7/31/93              143102         133952     125362
          8/31/93              148366         136296     127970
          9/30/93              146551         136664     128520
          10/31/93             149560         137170     130230
          11/30/93             149498         136004     131141
          12/31/93             153972         136738     133856
          1/31/94              155498         138584     133187
          2/28/94              149268         136173     130190
          3/31/94              145072         132810     129005
          4/30/94              143587         131747     128089
          5/31/94              140940         131734     126667
          6/30/94              138551         131444     125375
          7/30/94              140234         134060     126203
          8/30/94              138357         134221     124991
          9/30/94              137257         132248     125104
          10/31/94             138551         132129     125592
          11/30/94             140039         131838     127363
          12/31/94             139781         132748     127070
          1/31/95              141093         135376     128455
          2/28/95              142078         138598     130112
          3/31/95              143390         139443     132766
          4/30/95              146503         141396     134872
          5/31/95              151868         146868     139295
          6/30/95              150146         147940     138836
          7/31/95              152685         147614     140585
          8/31/95              154556         149396     141808
          9/30/95              156159         150845     144049
          10/31/95             158653         152806     145662
          11/30/95             162899         155098     148852
          12/31/95             165123         157269     150236
          1/31/96              168040         158307     152054
          2/29/96              165408         155553     150260
          3/31/96              166333         154464     151507
          4/30/96              169275         153599     153325
          5/31/96              169849         153291     154368
          6/30/96              172142         155346     155649
          7/31/96              172874         155765     156816
          8/31/96              175732         155500     158902
          9/30/96              181375         158206     162287
          10/31/96             185069         161718     164964
          11/30/96             190241         164483     168264
          12/31/96             190348         162954     168499
          1/31/97              193213         163459     170606
          2/28/97              194769         163868     171697
          3/31/97              193133         162049     170787
          4/30/97              195533         164479     172632
          5/31/97              197436         166042     173530
          6/30/97              200360         168018     176480
          7/31/97              203728         172554     179286
          8/31/97              203391         171088     179501
          9/30/97              207938         173620     182678
          10/31/97             208533         176137     183847
          11/30/97             210234         176947     185171
          12/31/97             212929         178735     187578

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                       Statement of Assets and Liabilities
                                December 31, 1997
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $1,161,001,560)                                  $ 1,133,087,451
   Interest and dividends receivable                                                                      25,967,543
   Receivable for Fund shares sold                                                                         5,084,171
   Receivable for investments sold                                                                            69,348
   Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                        55,120,948
   Receivable for variation margin on open financial futures contracts (Note 6)                               60,563
   Tax reclaim receivable                                                                                     27,213
   Prepaid expenses                                                                                            6,988
                                                                                                     ---------------
       Total assets                                                                                    1,219,424,225

Liabilities
   Distribution payable                                                              $27,480,745
   Payable to investment adviser (Note 2)                                                    641
   Unrealized depreciation on forward foreign currency exchange contracts (Note 6)    13,051,955
   Options written, at value (premiums received, $6,564,530) (Note 6)                  5,989,152
   Accrued accounting, custody and transfer agent fees                                   126,695
   Accrued expenses and other liabilities                                                 79,976
                                                                                     -----------

       Total liabilities                                                                                  46,729,164
                                                                                                     ---------------
Net Assets                                                                                           $ 1,172,695,061
                                                                                                     ===============
Net Assets consist of
   Paid-in capital                                                                                   $ 1,152,336,236
   Distributions in excess of net investment income                                                       (1,556,611)
   Accumulated net realized gain                                                                           7,681,493
   Net unrealized appreciation                                                                            14,233,943
                                                                                                     ---------------
       Total Net Assets                                                                              $ 1,172,695,061
                                                                                                     ===============

Shares of beneficial interest outstanding                                                                 51,419,630
                                                                                                     ===============

Net asset value, offering price and redemption price per share
   (Net assets/Shares outstanding)                                                                   $         22.81
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                             Statement of Operations
                          Year Ended December 31, 1997
--------------------------------------------------------------------------------

Investment Income
   Interest income (net of foreign withholding taxes of $57,842)                                       $  69,288,492
                                                                                                       -------------

       Total investment income                                                                            69,288,492

Expenses
   Investment advisory fee (Note 2)                                                   $  4,012,641
   Accounting, custody and transfer agent fees                                           1,005,915
   Registration fees                                                                       124,750
   Legal fees                                                                               50,611
   Audit services                                                                           46,955
   Trustees fees (Note 2)                                                                   29,969
   Insurance expense                                                                        15,148
   Miscellaneous                                                                            28,804
                                                                                      ------------

       Total expenses                                                                                      5,314,793
                                                                                                       -------------

          Net investment income                                                                           63,973,699
                                                                                                       -------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                                (11,809,138)
       Financial futures contracts                                                             400
       Written option transactions                                                       4,227,128
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                        81,572,898
       Interest rate swap contracts                                                         84,014
                                                                                      ------------

          Net realized gain                                                                               74,075,302

   Change in unrealized appreciation (depreciation)
       Investment securities                                                           (63,888,218)
       Financial futures contracts                                                         161,549
       Written option transactions                                                      (2,142,025)
       Foreign currency and forward foreign currency exchange contracts                 40,883,938
       Interest rate swap contracts                                                        (24,001)
                                                                                      ------------

          Net change in unrealized appreciation (depreciation)                                           (25,008,757)
                                                                                                       -------------

       Net realized and unrealized gain                                                                   49,066,545
                                                                                                       -------------

Net increase in net assets from operations                                                             $ 113,040,244
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                       Statement of Changes in Net Assets
                                December 31, 1997
--------------------------------------------------------------------------------

                                                                                    Year Ended           Year Ended
                                                                                   December 31,         December 31,
                                                                                        1997                1996
                                                                                  --------------       -------------
Increase (decrease) in net assets
From operations
   Net investment income                                                          $   63,973,699       $  57,635,263
   Net realized gain                                                                  74,075,302          57,382,433
   Change in unrealized appreciation (depreciation)                                  (25,008,757)          1,735,395
                                                                                  --------------       -------------
   Net increase (decrease) in net assets from operations                             113,040,244         116,753,091
                                                                                  --------------       -------------

Distributions to Shareholders
   From net investment income                                                       (133,232,541)        (88,136,980)
   From net realized gains on investments                                            (12,277,114)        (24,989,660)
                                                                                  --------------       -------------
   Total distributions to shareholders                                              (145,509,655)       (113,126,640)
                                                                                  --------------       -------------

Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                  390,048,325         202,993,713
   Net asset value of shares issued to shareholders in
      payment of distributions declared                                              109,885,382          86,471,969
   Cost of shares redeemed                                                          (134,902,053)       (256,496,190)
                                                                                  --------------       -------------
   Net increase in net assets from Fund share transactions                           365,031,654          32,969,492
                                                                                  --------------       -------------

   Net increase in net assets                                                        332,562,243          36,595,943

Net Assets
   At beginning of period                                                            840,132,818         803,536,875
                                                                                  --------------       -------------

   At end of period (including distributions in excess of net investment income and undistributed net investment income of $1,556,611 and
      $7,509,300, respectively)                                                   $1,172,695,061       $ 840,132,818
                                                                                  ==============       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                 Year Ended December 31,
                                         -----------------------------------------------------------------------
                                           1997 *            1996 *         1995          1994           1993
                                         ----------         ---------     --------     ----------     ----------
Net asset value, beginning of
   period                                $    23.25         $   23.21     $  21.30     $    24.22     $    21.20
                                         ----------         ---------     --------     ----------     ----------
Income from investment operations
   Net investment income                       1.54              1.72         1.96           1.71           2.03
   Net realized and unrealized gain
      (loss) on investments                    1.16              1.73         1.84          (3.93)          2.90
                                         ----------         ---------     --------     ----------     ----------
Total from investment operations               2.70              3.45         3.80          (2.22)          4.93
                                         ----------         ---------     --------     ----------     ----------

Less distributions to shareholders
   From net investment income                 (2.86)            (2.64)       (1.89)         (0.20)         (1.53)
   In excess of net investment
      income                                     -                 -            -              -           (0.12)
   From net realized gains on
      investments                             (0.28)            (0.77)          -              -           (0.26)
   From tax return of capital                    -                 -            -           (0.50)            --
                                         ----------         ---------     --------     ----------     ----------
   Total distributions to
      shareholders                            (3.14)            (3.41)       (1.89)         (0.70)         (1.91)
                                         ----------         ---------     --------     ----------     ----------
   Net asset value, end of period        $    22.81         $   23.25     $  23.21     $    21.30     $    24.22
                                         ==========         =========     ========     ==========     ==========

Total return                                  11.86%            15.28%       18.13%         (9.22)%        23.77%

Ratios (to average daily net assets)/Supplemental Data
   Expenses                                    0.53%             0.53%        0.51%          0.51%          0.51%
   Net investment income                       6.37%             7.17%        8.09%          7.69%          7.53%

   Portfolio Turnover                           173%              226%         165%           158%            98%

   Net assets, end of period
      (000 omitted)                      $1,172,695         $ 840,133     $803,537     $1,069,416     $1,131,201

*  Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                              Rate           Maturity               Value (a)     (Note 1A)
---------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 86.3%

Government/Other -- 73.6%

Argentina -- 1.3%
Bonos DEL Tesoro+                                     8.750%        05/09/2002              6,100,000   $  5,779,750
City of Buenos Aires                                 10.500%        05/28/2004              1,590,000      1,375,350
Cointel                                              10.375%        08/01/2004             10,000,000      8,475,000
                                                                                                        ------------
                                                                                                          15,630,100
                                                                                                        ------------

Australia -- 8.8%
Australian Government                                 9.000%        09/15/2004             36,750,000     27,997,026
Australian Government                                 8.750%        08/15/2008             26,150,000     20,506,322
Australian Government                                10.000%        10/15/2002             19,900,000     15,258,873
Australian Government                                 9.500%        08/15/2003             29,085,000     22,265,705
FNMA Global Bond                                      6.500%        07/10/2002             12,600,000      8,408,717
News America Holdings+                                8.625%        02/07/2014             12,500,000      8,415,879
                                                                                                        ------------
                                                                                                         102,852,522
                                                                                                        ------------

Denmark -- 4.5%
Byggeriets Real Kredit                               11.000%        10/01/2020                 35,000          5,621
Byggeriets Real Kredit                               11.000%        10/01/2017                 68,000         10,921
Denmark Bullet                                        7.000%        11/15/2007             77,010,000     12,360,726
Denmark Nykredit                                     11.000%        10/01/2017                 54,000          8,672
Denmark Nykredit                                      7.000%        10/01/2026             95,296,000     14,191,097
Denmark Realkredit                                    7.000%        10/01/2026             14,690,000      2,187,576
Kingdom of Denmark+                                   6.000%        12/10/1999             91,700,000     13,747,971
Kingdom of Denmark                                    7.000%        12/15/2004              2,000,000        318,476
Kingdom of Denmark+                                   8.000%        11/15/2001             63,525,000     10,246,357
Kreditforningen Series 22A                           11.000%        10/01/2017                152,000         24,411
                                                                                                        ------------
                                                                                                          53,101,828
                                                                                                        ------------

Finland -- 0.3%
Government of Finland                                10.000%        09/15/2001             15,000,000      3,229,412
                                                                                                        ------------

Germany -- 17.6%
Baden Wurttemburg+                                    6.200%        11/22/2013             16,000,000      9,357,179
Deutschland Republic+                                 7.375%        01/03/2005             18,330,000     11,494,221
Deutschland Republic+                                 7.250%        10/21/2002             10,890,000      6,670,746
Deutschland Republic+                                 6.500%        07/15/2003             14,825,000      8,832,178
Deutschland Republic+                                 6.000%        01/04/2007             61,100,000     35,592,398
Deutschland Republic                                  6.500%        07/04/2027             17,300,000     10,385,580
Die Bundrep Deutschland Dm1000+                       8.250%        09/20/2001             48,160,000     29,996,218
Exide Holding Corp.                                   9.125%        04/15/2004             10,000,000      5,672,339
Federal Republic of Germany+                          8.375%        05/21/2001             17,230,000     10,681,795
Federal Republic of Germany+                          8.000%        07/22/2002             20,575,000     12,907,717
Federal Republic of Germany+                          6.875%        05/12/2005             48,000,000     29,389,389

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                              Rate           Maturity               Value (a)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------

German Unity Fund+                                    8.500%        02/20/2001             26,050,000   $ 16,104,874
German Unity Fund+                                    8.000%        01/21/2002             17,500,000     10,877,405
United Mexican States+                               10.375%        01/29/2003             13,850,000      8,664,915
                                                                                                        ------------
                                                                                                         206,626,954
                                                                                                        ------------

Italy -- 0.2%
Deutsche Finance Notes                                0.000%        01/20/2032          4,795,000,000        310,052
Deutsche Finance Notes                                0.000%        10/15/2026             17,809,000      1,617,813
Morgan Guaranty Notes                                 0.000%        01/21/2027          9,600,000,000        850,228
                                                                                                        ------------
                                                                                                           2,778,093
                                                                                                        ------------

Jamaica -- 0.4%
Jamaica Government 144A Notes                         9.625%        07/02/2002              4,900,000      4,630,500
                                                                                                        ------------

Japan -- 7.9%
Government of Finland+                                6.000%        01/29/2002            850,000,000      7,759,425
Government of Italy+                                  5.125%        07/29/2003          2,430,000,000     22,167,931
IBRD-Global Bond+                                     4.500%        06/20/2000          2,850,000,000     23,826,437
KFW International Finance+                            6.000%        11/29/1999            798,000,000      6,723,379
Kingdom of Belgium+                                   5.000%        12/17/1999            610,000,000      5,063,234
Kingdom of Spain+                                     5.750%        03/23/2002          2,945,000,000     26,791,602
                                                                                                        ------------
                                                                                                          92,332,008
                                                                                                        ------------

Mexico -- 0.1%
Gruma SA 144A Notes                                   7.625%        10/15/2007                925,000        906,472
                                                                                                        ------------

New Zealand -- 5.6%
Fernz Capital+                                        9.800%        04/15/2002             19,000,000     11,353,943
Fletcher Challenge                                   14.500%        09/30/2000              8,500,000      5,554,830
Fletcher Challenge                                   10.000%        04/30/2005              5,725,000      3,530,908
Fletcher Challenge                                   11.250%        12/15/2002             13,000,000      8,228,895
FNMA Global                                           6.750%        10/29/2007             29,000,000      8,431,745
FNMA Global Bond                                      7.250%        06/20/2002              5,800,000      3,300,955
FNMA Global Bond                                      7.000%        09/26/2000             17,200,000      9,765,755
Government Property Services                          7.250%        03/15/1999              1,500,000        853,984
International Bank Recon & Dev World Bank             0.000%        08/20/2007             21,720,000      6,311,553
New Zealand Government                                7.000%        07/15/2009              8,400,000      4,879,912
New Zealand Telecom Notes                             0.000%        07/15/1999              7,250,000      3,728,473
                                                                                                        ------------
                                                                                                          65,940,953
                                                                                                        ------------

Norway -- 0.3%
Vital Forsikring                                      7.850%        09/22/2003             25,600,000      3,757,576
                                                                                                        ------------

Sweden -- 7.0%
Government of Sweden+                                 5.500%        04/12/2002             95,500,000     12,000,757
Kingdom of Sweden+                                   10.250%        05/05/2000            117,200,000     16,321,941
Kingdom of Sweden+                                   13.000%        06/15/2001             15,600,000      2,415,756
Sweden Government Bond+                               6.500%        10/25/2006            194,500,000     25,419,722

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                              Rate           Maturity               Value (a)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------

Swedish Government #1037                              8.000%        08/15/2007            175,800,000   $ 25,371,449
                                                                                                        ------------
                                                                                                          81,529,625
                                                                                                        ------------

United Kingdom -- 19.1%
Alliance and Leicester Building Society+              8.750%        12/07/2006              7,100,000     12,763,581
Bank of Greece+                                      10.750%        09/06/2010              4,550,000      9,426,124
Birmingham Midshires Building Society+                9.125%        01/05/2006              3,900,000      7,107,132
CSW Investments+                                      8.875%        09/27/2006             13,070,000     23,372,255
Deutsche Bank                                         0.000%        02/28/2001                865,000      1,147,807
FNMA Global Bond                                      6.875%        06/07/2002              3,400,000      5,603,887
GTD Export Finance Corp                               0.000%        09/29/2000              6,190,000      8,445,850
Inco Ltd.+                                           15.750%        07/15/2006                996,000      2,457,585
Lond & Scot Marine Oil Cvt+                           7.750%        10/04/2005                250,000        417,064
Northern Rock Building Society+                       9.375%        10/17/2021             10,665,000     21,222,353
P & O Steam Navigation+                              11.500%        07/03/2014              6,150,000     13,873,422
Smithkline Beecham Corp.+                             8.125%        11/25/1998              3,730,000      6,136,759
Stagecoach Holdings PLC                               7.625%        10/31/2007              5,540,000      8,901,033
UK Gilt Stock                                         9.500%        04/18/2005              4,200,000      8,113,323
UK Treasury+                                          8.500%        12/07/2005              4,200,000      7,802,683
UK Treasury+                                          8.000%        12/07/2000              1,700,000      2,890,168
UK Treasury+                                          6.750%        11/26/2004              8,100,000     13,562,782
UK Treasury                                           7.750%        09/08/2006              6,700,000     11,996,328
UK Treasury+                                          9.000%        08/06/2012              5,800,000     11,925,037
UK Treasury                                           8.000%        09/25/2009              7,150,000     13,385,966
UK Treasury                                           8.500%        07/16/2007              8,310,000     15,707,063
UK Treasury+                                          7.250%        12/07/2007             10,245,000     18,012,128
                                                                                                        ------------
                                                                                                         224,270,330
                                                                                                        ------------

Yankee Bonds -- 0.5%
APP International  Finance                           11.750%        10/01/2005              4,600,000      4,190,048
Irsa Parcks Cvt 144A, REIT                            4.500%        08/02/2003              1,300,000      1,326,000
Lukinter Finance Cvt 144A                             1.000%        11/03/2003                450,000        373,500
                                                                                                        ------------
                                                                                                           5,889,548
                                                                                                        ------------

Total Government/Other (Cost $893,493,118)                                                               863,475,921
                                                                                                        ------------

U.S. Treasury Obligations -- 12.7%

Treasury Notes -- 11.0%
U.S. Treasury Note+                                   6.250%        02/15/2007             19,000,000     19,605,530
U.S. Treasury Note+                                   6.250%        06/30/2002             33,200,000     33,858,688
U.S. Treasury Note+                                   6.500%        08/15/2005             66,720,000     69,618,317
U.S. Treasury Note                                    6.625%        06/30/2001              5,850,000      6,011,811
                                                                                                        ------------
                                                                                                         129,094,346
                                                                                                        ------------

U.S. Treasury Bonds -- 1.7%
U.S. Treasury Bond+                                   8.125%        08/15/2019             15,600,000     19,519,500
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                              Rate           Maturity               Value (a)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $147,647,537)                                                      148,613,846
                                                                                                        ------------

TOTAL BONDS AND NOTES (COST $1,041,140,655)                                                            1,012,089,767
                                                                                                     ---------------

                                                                                             Contract
                                                                                             Size (b)
                                                                                            ----------
Purchased Options -- 1.1%
AUD 10% Call, Strike Price 128.283, 3/4/98                                                 33,450,000   $    468,761
HKD Put/USD Call, Strike Price 7.75, 2/5/98                                                17,200,000         79,120
JPY Put/USD Call, Strike Price 120.00, 5/14/98                                             24,000,000      1,639,200
JPY Put/NZD Call, Strike Price 73.75, 8/20/98                                             345,000,000        492,450
DBR 6% Call, Strike Price 105.01, 12/11/98                                                 39,700,000        269,365
DBR 6% Call, Strike Price 105.63, 3/19/98                                                  36,000,000         70,056
DBR 6.5% Call, Strike Price 109.53, 12/11/98                                               19,800,000        244,451
JGB 2.6% Put, Strike Price 102.52, 3/19/98                                                550,000,000         28,050
DBR 6% Call, Strike Price 106.00, 3/16/98                                                  37,400,000         97,764
JPY Put/GBP Call, Strike Price 210.00, 10/9/98                                             13,810,000        763,790
JPY Put/ITL Call, Strike Price 13.50, 9/3/98                                              414,000,000        468,316
JPY Put/USD Call, Strike Price 120.75, 4/15/98                                             22,330,000      1,469,314
JPY Put/USD Call, Strike Price 126.50, 5/14/98                                             23,950,000        859,805
JPY Put/USD Call, Strike Price 120.00, 10/28/98                                            27,500,000      1,751,750
JPY Put/USD Call, Strike Price 130.00, 11/16/98                                            22,525,000        678,003
USD Put/Dem Call, Strike Price 1.71, 1/30/98                                               20,630,000         14,441
DBR 6% Call, Strike Price 103.97, 1/30/98                                                  38,500,000        181,990
JGB 2.6% Call, Strike Price 107.095, 1/23/98                                              725,050,000         40,876
JGB 2.6% Call, Strike Price 107.357, 1/28/98                                              175,000,000         41,400
JGB 2.6% Call, Strike Price 107.35, 1/29/98                                               340,000,000         32,760
JGB #197 Put, Strike Price 104.583, 5/12/98                                               850,000,000        216,600
JGB 3.1% Call, Strike Price 108.979, 1/29/98                                              926,000,000         26,854
ACGB 10% Call, Strike Price 129.577, 2/6/98                                                32,350,000        279,375
JGB #167 Put, Strike Price 111.536, 5/13/98                                               850,000,000        256,500
JGB 2.6% Call, Strike Price 106.262, 1/6/98                                               361,000,000         25,971
JGB 2.6% Call, Strike Price 105.262, 4/6/98                                               361,000,000        191,241
JGB 2.6% Put, Strike Price 102.189, 3/30/98                                               825,000,000         19,125
JPY Put/USD Call, Strike Price 135.00, 12/14/98                                            57,400,000      1,136,520
JPY Put/USD Call, Strike Price 130.00, 12/22/98                                            21,300,000        549,540
UST Call 6.125%, Strike Price 104.2187, 3/19/98                                               330,000        216,563

                                                                                                        ------------
Total Purchased Options (Cost $11,467,999)                                                                12,609,951
                                                                                                        ------------

SHORT-TERM INVESTMENTS -- 9.2%

Commercial Paper -- 1.5%
                                                                                         Par Value (a)
                                                                                        ---------------

General Electric Corp.+, 1/12/98                                                            3,000,000      2,989,740
St. Paul Cos. 144A, 1/12/98                                                                 5,000,000      4,957,625
Walt Disney, 1/15/98                                                                       10,000,000      9,939,833
                                                                                                        ------------
                                                                                                          17,887,198
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                   Schedule of Investments - December 31, 1997
--------------------------------------------------------------------------------

                                                                                            Par             Value
Security                                                                                 Value (a)        (Note 1A)
--------------------------------------------------------------------------------------------------------------------
U.S. Government -- 6.9%

FHLMC, 1/9/98                                                                             5,000,000      $ 4,992,812
FMC Discount Note, 1/14/98                                                               25,000,000       24,861,944
FMC Discount Note, 1/14/98                                                               10,000,000        9,977,639
FHLMC++, 1/23/98                                                                         15,000,000       14,893,688
FNMA Discount Note, 1/8/98                                                               15,900,000       15,839,474
FNMA Discount Note, 1/9/98                                                               10,000,000        9,949,867
                                                                                                        ------------
                                                                                                          80,515,424
                                                                                                        ------------

Repurchase Agreements -- 0.8%

Prudential-Bache Repurchase Agreement, dated 12/31/97, due 1/2/98, with a maturity value of $9,988,478 and an effective yield of 6.07%, collateralized by
U.S. Government Agency Obligations with rates ranging from 7.844% to 8.033%, with maturity dates ranging from 5/1/22 to 1/1/24 and with an aggregate market
value of $10,184,847.                                                                                      9,985,111
                                                                                                        ------------

TOTAL SHORT-TERM INVESTMENTS (COST $108,392,906)                                                         108,387,733
                                                                                                      --------------

TOTAL INVESTMENTS -- 96.6%(COST $1,161,001,560)                                                       $1,133,087,451

Other Assets, Less Liabilities -- 3.4%                                                                    39,607,610
                                                                                                      --------------

NET ASSETS -- 100%                                                                                    $1,172,695,061
                                                                                                      ==============

Notes to the Schedule of Investments:

FHLMC - Federal Home Loan Mortgage Corporation
FMC - Federal Mortgage Corporation
FNMA - Federal National Mortgage Association
(a) Par value denominated in local currency.
(b) Contract size denominated in local currency.
+   Denotes all or part of security pledged as a margin deposit (Note 6).
++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Securities for which quotations are readily available are valued at the last sale, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D.    Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E.    Foreign currency transactions

      Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F.    Distributions to shareholders

      Distributions to shareholders are recorded on the ex-dividend date. Distributions in excess of net realized gain on investments, written options, and foreign currency arise because of certain timing differences. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options, futures and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in-capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term investments, were as follows:

                                                                          Year Ended
                                                                       December 31, 1997
                                                               --------------------------------
                                                                 Purchases            Sales
                                                               --------------    --------------
       U.S. Government Securities...........................   $  300,936,691    $  150,992,096
                                                               ==============    ==============
       Investments (non-U.S. Government Securities).........   $1,645,134,583    $1,430,983,735
                                                               ==============    ==============

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    Year Ended            Year Ended
                                                                December 31, 1997     December 31, 1996
                                                               ---------------------  -------------------
       Shares sold............................................     16,174,061              8,454,273
       Shares issued to shareholders in payment of
         distributions declared...............................      4,756,614              3,702,434
       Shares redeemed........................................     (5,647,545)           (10,643,614)
                                                                   ----------            -----------
       Net increase/(decrease)................................     15,283,130              1,513,093
                                                                   ==========            ===========

      At December 31, 1997, one shareholder, Long Term Investment Trust, was record owner of approximately 14.4% of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31,1997, as computed on a federal income tax basis, were as follows:

        Aggregate Cost.....................................  1,161,237,651
                                                             =============

        Gross unrealized appreciation......................     20,221,810
        Gross unrealized depreciation......................    (48,372,010)
                                                             -------------
        Net unrealized appreciation (depreciation).........    (28,150,200)
                                                             =============

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, the instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which is included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the year ended December 31, 1997, is as follows:

       Written Put Option Transactions
       -------------------------------------------------------------------------

                                             Number of Contracts     Premiums
                                             -------------------    ----------

       Outstanding, beginning of period......            11         $2,214,967
       Options written.......................            31          2,838,142
       Options exercised.....................            --                 --
       Options expired.......................           (10)        (1,332,789)
       Options closed........................           (30)        (3,269,208)
                                                -----------         ----------
       Outstanding, end of period............             2         $  451,112
                                                ===========         ==========

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

       Written Call Option Transactions
       -----------------------------------------------------------------------

                                             Number of Contracts     Premiums
                                             -------------------    ----------

       Outstanding, beginning of period......            9          $1,145,695
       Options written.......................           40           1,215,469
       Options exercised.....................           (6)           (351,922)
       Options expired.......................           (5)           (274,478)
       Options closed........................          (35)         (1,253,198)
                                                ----------          ----------
       Outstanding, end of period............            3          $  481,566
                                                ==========          ==========

       Written Cross Currency Option Transactions
       ------------------------------------------------------------------------

                                             Number of Contracts      Premiums
                                             -------------------    -----------
       Outstanding, beginning of period.....              5         $ 1,372,083
       Options written......................             38          11,921,745
       Options exercised....................             (3)           (281,940)
       Options expired......................             (6)         (1,018,824)
       Options closed.......................            (20)         (6,361,212)
                                                  ---------         -----------
       Outstanding, end of period...........             14         $ 5,631,852
                                                  =========         ===========

      Forward currency exchange contracts

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At December 31, 1997, the Fund held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                   Local                                                U.S.$          U.S.$
                                 Principal          Contract       U.S.$ Market    Aggregate Face    Unrealized
       Contracts to Receive        Amount          Value Date          Value           Amount       Gain/(Loss)
       ----------------------  --------------  ----------------  ----------------  ---------------  -----------
       Argentina Peso               6,731,000       11/9/98             6,421,418        6,350,000       71,418
       Belgian Franc              534,290,000       7/20/98            14,559,997       14,347,370      212,627
       Canadian Dollar             30,677,326     2/26-2/27/98         21,493,950       21,663,193     (169,243)
       Danish Krone                47,209,162       1/12/98             6,896,661        7,011,772     (115,111)
       Deutsche Mark              129,594,147     1/9-9/18/98          72,498,414       76,146,754   (3,648,340)
       Finnish Markka                 539,980       1/21/98                99,243          109,136       (9,893)
       French Franc                58,260,000       7/20/98             9,785,840        9,757,822       28,018
       Greek Drachma            1,841,940,000        6/3/98             6,240,202        6,424,015     (183,813)

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

       Irish Punt                  13,666,131       7/20/98            19,497,015       20,113,187     (616,172)
       Italian Lira            40,873,717,410     1/12-5/29/98         23,116,255       23,535,186     (418,931)
       Japanese Yen             2,816,650,000       2/25/98            21,758,986       23,968,430   (2,209,444)
       Korean Won              20,201,600,000        8/3/98            11,275,312       11,349,419      (74,107)
       New Zealand Dollar          81,282,170     1/28-3/16/98         46,975,058       49,775,138   (2,800,080)
       Spanish Peseta              13,700,400       1/20/98                89,725           96,014       (6,289)
                                                                  ---------------  ---------------  -----------
       Total                                                         $260,708,076     $270,647,436  $(9,939,360)
                                                                  ===============  ===============  ===========

                                   Local                                                U.S.$          U.S.$
                                 Principal          Contract       U.S.$ Market    Aggregate Face    Unrealized
       Contracts to Deliver        Amount          Value Date          Value           Amount       Gain/(Loss)
       ----------------------  --------------  ----------------  ----------------  ---------------  -----------
       Argentina Peso              63,331,323    10/27-10/28/98        60,523,054       59,904,819     (618,235)
       Australian Dollar          154,397,270     1/8-2/10/98         100,630,701      109,511,086    8,880,385
       Belgian Franc              989,780,000     4/24-7/20/98         26,898,381       28,064,976    1,166,595
       Brazilian Real               7,213,500       1/29/98             6,379,696        6,300,000      (79,696)
       British Pound Sterling     136,856,530     1/7-7/29/98         223,782,861      223,807,285       24,424
       Canadian Dollar             30,677,326     2/26-2/27/98         21,493,950       22,161,748      667,798
       Danish Krone               405,157,075     1/12-5/6/98          59,321,114       60,770,425    1,449,311
       Deutsche Mark              420,107,086     1/9-6/29/98         234,684,102      241,131,060    6,446,958
       European Currency Unit         335,975        1/7/98               369,464          373,470        4,006
       Finnish Markka              19,227,600       2/26/98             3,541,366        3,690,518      149,152
       French Franc                58,260,000       7/20/98             9,785,840        9,638,514     (147,326)
       Greek Drachma                1,479,000       1/12/98                 5,195            5,408          213
       Hong Kong Dollar           362,428,680  12/30/98-10/14/99       43,924,454       44,850,000      925,546
       Irish Punt                  16,767,621       7/20/98            23,921,807       24,398,380      476,573
       Italian Lira            72,370,821,980     1/12-5/29/98         40,918,057       42,117,107    1,199,050
       Japanese Yen            15,158,870,711     2/5-3/18/98         117,108,990      127,721,410   10,612,420
       Korean Won              20,201,600,000        8/3/98            11,275,312       21,400,000   10,124,688
       New Zealand Dollar         202,166,827     1/28-3/17/98        116,834,507      124,181,728    7,347,221
       Norwegian Krone             30,398,153       1/16/98             4,116,255        4,067,226      (49,029)
       Polish Zloty                83,383,197       9/18/98            21,006,976       20,750,000     (256,976)
       Spanish Peseta           1,129,695,840     1/20-6/4/98           7,398,462        7,912,674      514,212
       Swedish Krona              657,879,187     1/30-5/29/98         83,168,707       86,185,583    3,016,876
                                                                  ---------------  ---------------  -----------
       Total                                                       $1,217,089,251   $1,268,943,417  $51,854,166
                                                                  ===============  ===============  ===========

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Exchange Contracts

                                                                                                         U.S.$
                                U.S.$ Market                        U.S.$ Market       Contract       Unrealized
       Contracts to Deliver         Value        In Exchange For        Value         Value Date      Gain/(Loss)
       ---------------------   ---------------  ----------------   ---------------  -------------   --------------
       Belgian Franc                 9,869,808     Irish Punt            9,472,231     7/20/98            (397,577)
       Deutsche Mark                14,811,424   Finnish Markka         14,514,842     1/21/98            (296,582)
       Deutsche Mark                 2,083,019    Greek Drachma          2,080,068      6/3/98              (2,951)
       Deutsche Mark                 7,264,953    Italian Lira           7,401,247     1/20/98             136,294
       Deutsche Mark                20,298,240    Polish Zloty          20,876,980     9/18/98             578,740
       Deutsche Mark                 7,264,953   Spanish Peseta          7,308,738     1/20/98              43,785
       French Franc                 14,463,215    Greek Drachma         15,178,334     1/12/98             715,119
       Finnish Markka               14,614,085    Deutsche Mark         14,811,425     1/21/98             197,340
       Greek Drachma                 8,320,270    Deutsche Mark          8,078,034      6/3/98            (242,236)
       Greek Drachma                15,173,139    French Franc          14,463,215     1/12/98            (709,924)
       Irish Punt                    5,047,438    Belgian Franc          5,179,617     7/20/98             132,179
                               ---------------                     ---------------                  --------------
       Total                      $119,210,544                        $119,364,731                        $154,187
                               ===============                     ===============                  ==============

                     Standish, Ayer & Wood Investment Trust
                    Standish International Fixed Income Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Futures contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At December 31, 1997, the Fund held the following open futures contracts:

                                                                                    Underlying
                                                                 Expiration       Face/amount at        Unrealized
       Contract                                 Position            Date               value           Gain/(loss)
       ------------------------------------- ---------------   ----------------   ----------------    -------------
       US Long Bond (CBT) (102 Contracts)         Long             3/20/98            $12,287,813          $ 161,549
                                                                                                      ==============

      Interest rate swap contracts

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts. At December 31, 1997, the Fund held no open interest rate swap contracts.

      --------------------------------------------------------------------------

      Supplemental Tax Information: (Unaudited)

      The Fund paid distributions of $0.1530 from long term capital gains during the year ended December 31, 1997. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $7,133,984 as capital gain dividends for the year ended December 31, 1997. Of this amount $4,363,758, represents a 20% tax rate gain distribution and $2,770,226 represents a 28% tax rate gain distribution.

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish International Fixed Income Fund:

We have audited the accompanying statement of assets and liabilities of Standish, Ayer & Wood Investment Trust: Standish International Fixed Income Fund (the "Fund"), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish International Fixed Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.
Boston, Massachusetts
February 19, 1998

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                                       22

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                     Standish, Ayer & Wood Investment Trust
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                                Boston, MA 02111
                                 (800) 221-4795                           98-061